Annual Total Returns[BarChart] - Transamerica High Quality Bond - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.84%	2.63%	0.19%	0.55%	0.38%	1.31%	1.05%	0.99%	4.67%	3.18%